UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2013

Item 1. Reports to Stockholders

Fidelity®

Global Strategies

Fund

Semiannual Report

November 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Consolidated Investments	(Click Here)	A complete list of the fund's consolidated investments with their market values.
Consolidated Financial Statements	(Click Here)	Consolidated statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the consolidated financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2013 to November 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During Period* June 1, 2013 to November 30, 2013
Class A	.65%
Actual		$ 1,000.00	$ 1,044.00	$ 3.33
HypotheticalA		$ 1,000.00	$ 1,021.81	$ 3.29
Class T	.90%
Actual		$ 1,000.00	$ 1,043.00	$ 4.61
HypotheticalA		$ 1,000.00	$ 1,020.56	$ 4.56
Class B	1.40%
Actual		$ 1,000.00	$ 1,039.70	$ 7.16
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 7.08
Class C	1.40%
Actual		$ 1,000.00	$ 1,040.10	$ 7.16
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 7.08
Global Strategies	.40%
Actual		$ 1,000.00	$ 1,046.00	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 2.03
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,046.00	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 2.03

A 5% return per year before expenses

B Annualized expense ratio reflects consolidated expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.
Portfolio Composition as of November 30, 2013
% of fund's investments	% of fund's investments 6 months ago
Domestic Equity 29.1%	Domestic Equity 21.6%
Emerging Markets Equity 2.0%	Emerging Markets Equity 3.2%
High Yield Fixed-Income 1.3%	High Yield Fixed-Income 1.3%
International Equity 25.0%	International Equity 23.3%
Investment Grade Fixed-Income 33.2%	Investment Grade Fixed-Income 28.7%
Commodities and Related Investments 0.0%	Commodities and Related Investments 5.6%
Short-Term and Net Other Assets (Liabilities) 6.3%	Short-Term and Net Other Assets (Liabilities) 7.3%
Sectors * 3.1%	Sectors * 9.0%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.

* Current period includes equity and fixed-income sector funds such as Consumer Defensive and Real Estate. Prior period classifications reflect categories in place as of the date indicated and have not been adjusted to reflect current classifications.

Asset Allocation (% of fund's investments)**
As of November 30, 2013	As of May 31, 2013
Equities 58.1%	Equities 54.8%
Bonds 35.6%	Bonds 32.3%
Short-Term and Other 6.3%	Short-Term and Other 12.9%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

**Equities and Bonds include ETFs and mutual funds. Short-Term includes cash and cash equivalents, and Other includes investments that do not fall into the Equities or Bonds categories and net other assets.

Semiannual Report

Consolidated Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 58.1%
	Shares	Value
Diversified Emerging Markets Funds - 2.0%
Vanguard Emerging Markets ETF	191,500	$ 7,943,420
Europe Stock Funds - 6.2%
Vanguard European ETF (d)	422,900	24,257,544
Foreign Large Blend Funds - 15.5%
iShares MSCI EAFE Index ETF	912,900	60,470,496
Foreign Large Growth Funds - 1.1%
iShares MSCI Canada Index ETF (d)	139,300	4,052,237
Japan Stock Funds - 2.2%
WisdomTree Japan Hedged Equity ETF	168,200	8,462,142
Large Blend Funds - 29.1%
Fidelity Mega Cap Stock Fund (e)	789,401	12,156,782
iShares Russell 3000 Index ETF (d)	587,600	63,678,212
SPDR S&P 500 ETF	206,600	37,394,600
TOTAL LARGE BLEND FUNDS		113,229,594
Sector Funds - Consumer Defensive - 2.0%
Consumer Staples Select Sector SPDR ETF (d)	183,900	7,909,539
TOTAL EQUITY FUNDS (Cost $196,551,132)		226,324,972
Fixed-Income Funds - 35.6%

Emerging Markets Bond Funds - 1.3%
Fidelity New Markets Income Fund (e)	328,949	5,187,532
Inflation-Protected Bond Funds - 2.1%
iShares Barclays TIPS Bond ETF	72,100	8,047,081
Intermediate-Term Bond Funds - 19.9%
Fidelity Investment Grade Bond Fund (e)	979	7,569
iShares Barclays 3-7 Year Treasury Bond ETF (d)	222,900	27,138,075
iShares Barclays Aggregate Bond ETF	469,700	50,464,568
TOTAL INTERMEDIATE-TERM BOND FUNDS		77,610,212
Long Government Bond Funds - 3.0%
iShares Barclays 20+ Year Treasury Bond ETF (d)	111,600	11,656,620
Sector Funds - Real Estate - 1.1%
Fidelity Real Estate Income Fund (e)	356,595	4,047,348
Fixed-Income Funds - continued
	Shares	Value
World Bond Funds - 8.2%
SPDR Barclays Capital International Treasury Bond ETF (d)	549,700	$ 31,926,576
TOTAL FIXED-INCOME FUNDS (Cost $140,409,398)		138,475,369
Money Market Funds - 24.2%

Money Market Funds - 24.2%
Fidelity Cash Central Fund, 0.10% (a)	224,654	224,654
Fidelity Institutional Money Market Portfolio Institutional Class 0.01% (b)(e)	22,683,993	22,683,993
Fidelity Securities Lending Cash Central Fund, 0.10% (a)(c)	71,192,650	71,192,650
TOTAL MONEY MARKET FUNDS (Cost $94,101,297)		94,101,297
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.07%, dated 11/29/13 due 12/2/13 (Collateralized by U.S. Treasury Obligations) # (Cost $1,957,000)	$ 1,957,011	1,957,000
TOTAL INVESTMENT PORTFOLIO - 118.4% (Cost $433,018,827)		460,858,638
NET OTHER ASSETS (LIABILITIES) - (18.4)%		(71,587,295)
NET ASSETS - 100%		$ 389,271,343
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,957,000 due 12/02/13 at 0.07%
BNY Mellon Capital Markets LLC	$ 79,777
Barclays Capital, Inc.	207,214
HSBC Securities (USA), Inc.	1,398,691
J.P. Morgan Securities, Inc.	259,017
Wells Fargo Securities LLC	12,301
$ 1,957,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 478
Fidelity Securities Lending Cash Central Fund	265,134
Total	$ 265,612
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds, is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 29,004,408	$ 64,708,653	$ 71,029,068	$ 20,915	$ 22,683,993
Fidelity Investment Grade Bond Fund	20,163,473	555,999	20,223,865	82,801	7,569
Fidelity Mega Cap Stock Fund	10,831,919	72,945	-	72,945	12,156,782
Fidelity New Markets Income Fund	5,401,564	121,263	-	121,264	5,187,532
Fidelity Real Estate Income Fund	10,040,834	217,779	5,700,000	169,506	4,047,348
Fidelity Total International Equity Fund	12,163,588	-	12,372,811	-	-
Total	$ 87,605,786	$ 65,676,639	$ 109,325,744	$ 467,431	$ 44,083,224
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ 17,863,361	$ -	$ 17,200,000	$ 225,731
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	November 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $69,555,016 and repurchase agreements of $1,957,000) - See accompanying schedule: Unaffiliated issuers (cost $322,677,634)	$ 345,358,110
Fidelity Central Funds (cost $71,417,304)	71,417,304
Affiliated underlying funds (cost $38,923,889)	44,083,224
Total Investments (cost $433,018,827)		$ 460,858,638
Cash		8,437
Receivable for fund shares sold		176,306
Distributions receivable from Fidelity Central Funds		65,794
Prepaid expenses		1,250
Receivable from investment adviser for expense reductions		63
Other receivables		9,440
Total assets		461,119,928

Liabilities
Payable for fund shares redeemed	$ 452,283
Accrued management fee	129,913
Distribution and service plan fees payable	73,623
Other payables and accrued expenses	116
Collateral on securities loaned, at value	71,192,650
Total liabilities		71,848,585

Net Assets		$ 389,271,343
Net Assets consist of:
Paid in capital		$ 348,160,016
Undistributed net investment income		2,990,780
Accumulated undistributed net realized gain (loss) on investments		10,280,736
Net unrealized appreciation (depreciation) on investments		27,839,811
Net Assets		$ 389,271,343

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Statement of Assets and Liabilities - continued

November 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($66,569,726 ÷ 6,720,959 shares)	$ 9.90

Maximum offering price per share (100/94.25 of $9.90)	$ 10.50
Class T: Net Asset Value and redemption price per share ($33,331,709 ÷ 3,378,111 shares)	$ 9.87

Maximum offering price per share (100/96.50 of $9.87)	$ 10.23
Class B: Net Asset Value and offering price per share ($3,509,553 ÷ 356,233 shares)A	$ 9.85

Class C: Net Asset Value and offering price per share ($51,530,595 ÷ 5,280,279 shares)A	$ 9.76

Global Strategies: Net Asset Value, offering price and redemption price per share ($191,098,987 ÷ 19,212,198 shares)	$ 9.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($43,230,773 ÷ 4,345,706 shares)	$ 9.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Statements - continued

Consolidated Statement of Operations

	Six months ended November 30, 2013 (Unaudited)

Investment Income
Dividends from underlying funds: Unaffiliated		$ 3,594,781
Affiliated		467,431
Interest		937
Income from Fidelity Central Funds (including $265,134 from security lending)		265,612
Total income		4,328,761

Expenses
Management fee	$ 1,011,397
Distribution and service plan fees	443,750
Custodian fees and expenses	202
Independent trustees' compensation	783
Subsidiary directors' fees	7,500
Miscellaneous	326
Total expenses before reductions	1,463,958
Expense reductions	(236,334)	1,227,624
Net investment income (loss)		3,101,137
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying funds:
Investment securities:
Unaffiliated	11,059,212
Affiliated	(231,178)
Realized gain distributions from underlying funds:
Affiliated	48,273
Total net realized gain (loss)		10,876,307
Change in net unrealized appreciation (depreciation) on investment securities		2,863,126
Net gain (loss)		13,739,433
Net increase (decrease) in net assets resulting from operations		$ 16,840,570

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Statement of Changes in Net Assets

	Six months ended November 30, 2013 (Unaudited)	Year ended May 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,101,137	$ 7,399,328
Net realized gain (loss)	10,876,307	13,261,220
Change in net unrealized appreciation (depreciation)	2,863,126	18,979,317
Net increase (decrease) in net assets resulting from operations	16,840,570	39,639,865
Distributions to shareholders from net investment income	(1,165,345)	(7,405,917)
Distributions to shareholders from net realized gain	(1,316,923)	(8,312,956)
Total distributions	(2,482,268)	(15,718,873)
Share transactions - net increase (decrease)	(49,885,026)	21,543,205
Total increase (decrease) in net assets	(35,526,724)	45,464,197

Net Assets
Beginning of period	424,798,067	379,333,870
End of period (including undistributed net investment income of $2,990,780 and undistributed net investment income of $1,054,988, respectively)	$ 389,271,343	$ 424,798,067

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class A

	Six months ended November 30, 2013	Years ended May 31,
	(Unaudited)	2013	2012	2011 H	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 9.01	$ 9.98	$ 9.55	$ 8.45	$ 6.68	$ 9.59
Income from Investment Operations
Net investment income (loss) E	.07	.16	.15	.02	.10	.11	.15
Net realized and unrealized gain (loss)	.35	.73	(.68)	.43	1.13	1.80	(2.88)
Total from investment operations	.42	.89	(.53)	.45	1.23	1.91	(2.73)
Distributions from net investment income	(.03)	(.17)	(.14)	(.01)	(.09)	(.09)	(.12)
Distributions from net realized gain	(.03)	(.20)	(.30)	(.01)	(.05)	(.05)	(.06)
Total distributions	(.06)	(.36) M	(.44)	(.02)	(.13) L	(.14) K	(.18)
Net asset value, end of period	$ 9.90	$ 9.54	$ 9.01	$ 9.98	$ 9.55	$ 8.45	$ 6.68
Total Return B,C,D	4.40%	10.12%	(5.34)%	4.67%	14.64%	28.60%	(28.59)%
Ratios to Average Net Assets F,I
Expenses before reductions	.75% A	.77%	.79%	.79% A	.77%	.75%	.75%
Expenses net of fee waivers, if any	.65% A	.65%	.65%	.65% A	.65%	.65%	.65%
Expenses net of all reductions	.63% A	.64%	.64%	.64% A	.65%	.65%	.65%
Net investment income (loss)	1.53% A	1.75%	1.63%	.49% A	1.16%	1.48%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,570	$ 68,155	$ 56,127	$ 71,672	$ 57,226	$ 32,556	$ 6,786
Portfolio turnover rate G	162% A	156%	136%	200% A	102%	53%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying funds and Fidelity Central Funds. HFor the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended December 31. KTotal distributions of $.14 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.053 per share. LTotal distributions of $.13 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.047 per share. MTotal distributions of $.36 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.196 per share.

Semiannual Report

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights - Class T

	Six months ended November 30, 2013	Years ended May 31,
	(Unaudited)	2013	2012	2011 H	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.51	$ 8.98	$ 9.95	$ 9.53	$ 8.43	$ 6.68	$ 9.59
Income from Investment Operations
Net investment income (loss) E	.06	.14	.12	.01	.08	.09	.12
Net realized and unrealized gain (loss)	.35	.73	(.67)	.43	1.13	1.78	(2.86)
Total from investment operations	.41	.87	(.55)	.44	1.21	1.87	(2.74)
Distributions from net investment income	(.02)	(.14)	(.12)	(.01)	(.07)	(.07)	(.11)
Distributions from net realized gain	(.03)	(.20)	(.30)	(.01)	(.05)	(.05)	(.06)
Total distributions	(.05)	(.34)	(.42)	(.02)	(.11) L	(.12) K	(.17)
Net asset value, end of period	$ 9.87	$ 9.51	$ 8.98	$ 9.95	$ 9.53	$ 8.43	$ 6.68
Total Return B,C,D	4.30%	9.89%	(5.59)%	4.57%	14.45%	28.03%	(28.69)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.01% A	1.02%	1.04%	1.04% A	1.02%	1.00%	1.00%
Expenses net of fee waivers, if any	.90% A	.90%	.90%	.90% A	.90%	.90%	.90%
Expenses net of all reductions	.89% A	.89%	.89%	.89% A	.90%	.90%	.90%
Net investment income (loss)	1.27% A	1.50%	1.38%	.24% A	.91%	1.24%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,332	$ 34,345	$ 29,412	$ 31,534	$ 28,766	$ 18,941	$ 4,688
Portfolio turnover rate G	162% A	156%	136%	200% A	102%	53%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying funds and Fidelity Central Funds. HFor the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended December 31. KTotal distributions of $.12 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.053 per share. LTotal distributions of $.11 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.047 per share.

Semiannual Report

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights - Class B

	Six months ended November 30, 2013	Years ended May 31,
	(Unaudited)	2013	2012	2011 H	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.50	$ 8.96	$ 9.92	$ 9.52	$ 8.43	$ 6.69	$ 9.59
Income from Investment Operations
Net investment income (loss) E	.04	.09	.08	(.01)	.04	.06	.09
Net realized and unrealized gain (loss)	.34	.74	(.67)	.43	1.12	1.78	(2.87)
Total from investment operations	.38	.83	(.59)	.42	1.16	1.84	(2.78)
Distributions from net investment income	-	(.10)	(.08)	(.01)	(.02)	(.04)	(.06)
Distributions from net realized gain	(.03)	(.19)	(.29)	(.01)	(.05)	(.05)	(.06)
Total distributions	(.03)	(.29)	(.37)	(.02)	(.07)	(.10) K	(.12)
Net asset value, end of period	$ 9.85	$ 9.50	$ 8.96	$ 9.92	$ 9.52	$ 8.43	$ 6.69
Total Return B,C,D	3.97%	9.38%	(6.05)%	4.36%	13.80%	27.47%	(29.05)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.51% A	1.52%	1.54%	1.54% A	1.52%	1.50%	1.50%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40% A	1.40%	1.40%	1.40%
Expenses net of all reductions	1.39% A	1.39%	1.39%	1.39% A	1.40%	1.40%	1.40%
Net investment income (loss)	.77% A	1.00%	.88%	(.26)% A	.41%	.74%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,510	$ 3,944	$ 4,649	$ 6,237	$ 5,806	$ 3,260	$ 1,463
Portfolio turnover rate G	162% A	156%	136%	200% A	102%	53%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying funds and Fidelity Central Funds. HFor the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended December 31. KTotal distributions of $.10 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $.053 per share.

Semiannual Report

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights - Class C

	Six months ended November 30, 2013	Years ended May 31,
	(Unaudited)	2013	2012	2011 H	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.41	$ 8.88	$ 9.85	$ 9.45	$ 8.38	$ 6.66	$ 9.59
Income from Investment Operations
Net investment income (loss) E	.04	.09	.08	(.01)	.04	.06	.08
Net realized and unrealized gain (loss)	.34	.73	(.67)	.43	1.11	1.76	(2.86)
Total from investment operations	.38	.82	(.59)	.42	1.15	1.82	(2.78)
Distributions from net investment income	-	(.10)	(.09)	(.01)	(.04)	(.05)	(.09)
Distributions from net realized gain	(.03)	(.19)	(.29)	(.01)	(.05)	(.05)	(.06)
Total distributions	(.03)	(.29)	(.38)	(.02)	(.08) L	(.10) K	(.15)
Net asset value, end of period	$ 9.76	$ 9.41	$ 8.88	$ 9.85	$ 9.45	$ 8.38	$ 6.66
Total Return B,C,D	4.01%	9.41%	(6.09)%	4.40%	13.81%	27.41%	(29.05)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.51% A	1.52%	1.54%	1.54% A	1.52%	1.50%	1.50%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40% A	1.40%	1.40%	1.40%
Expenses net of all reductions	1.39% A	1.39%	1.39%	1.39% A	1.40%	1.40%	1.40%
Net investment income (loss)	.77% A	1.00%	.88%	(.26)% A	.41%	.74%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,531	$ 53,701	$ 51,079	$ 57,465	$ 42,595	$ 21,063	$ 6,365
Portfolio turnover rate G	162% A	156%	136%	200% A	102%	53%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying funds and Fidelity Central Funds. HFor the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended December 31. KTotal distributions of $.10 per share is comprised of distributions from net investment income of $.05 and distributions from net realized gain of $.053 per share. LTotal distributions of $.08 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.047 per share.

Semiannual Report

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights - Global Strategies

	Six months ended November 30, 2013	Years ended May 31,
	(Unaudited)	2013	2012	2011 G	2010 I	2009 I	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.58	$ 9.04	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59
Income from Investment Operations
Net investment income (loss) D	.09	.19	.17	.03	.12	.13	.17
Net realized and unrealized gain (loss)	.35	.73	(.68)	.44	1.14	1.79	(2.88)
Total from investment operations	.44	.92	(.51)	.47	1.26	1.92	(2.71)
Distributions from net investment income	(.04)	(.19)	(.16)	(.01)	(.10)	(.10)	(.13)
Distributions from net realized gain	(.03)	(.20)	(.30)	(.01)	(.05)	(.05)	(.06)
Total distributions	(.07)	(.38) L	(.47) K	(.02)	(.15)	(.15) J	(.19)
Net asset value, end of period	$ 9.95	$ 9.58	$ 9.04	$ 10.02	$ 9.57	$ 8.46	$ 6.69
Total Return B,C	4.60%	10.47%	(5.18)%	4.86%	14.95%	28.72%	(28.35)%
Ratios to Average Net Assets E,H
Expenses before reductions	.51% A	.52%	.54%	.54% A	.52%	.50%	.50%
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A	.40%	.40%	.40%
Expenses net of all reductions	.39% A	.39%	.39%	.39% A	.40%	.40%	.40%
Net investment income (loss)	1.77% A	2.00%	1.88%	.74% A	1.41%	1.73%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 191,099	$ 218,290	$ 213,526	$ 255,351	$ 208,394	$ 138,320	$ 70,674
Portfolio turnover rate F	162% A	156%	136%	200% A	102%	53%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying funds and Fidelity Central Funds. GFor the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the period ended December 31. JTotal distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share. KTotal distributions of $.47 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.303 per share. LTotal distributions of $.38 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.196 per share.

Semiannual Report

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights - Institutional Class

	Six months ended November 30, 2013	Years ended May 31,
	(Unaudited)	2013	2012	2011 G	2010 I	2009 I	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.58	$ 9.05	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59
Income from Investment Operations
Net investment income (loss) D	.09	.19	.17	.03	.12	.13	.17
Net realized and unrealized gain (loss)	.35	.72	(.67)	.44	1.14	1.79	(2.88)
Total from investment operations	.44	.91	(.50)	.47	1.26	1.92	(2.71)
Distributions from net investment income	(.04)	(.19)	(.16)	(.01)	(.10)	(.10)	(.13)
Distributions from net realized gain	(.03)	(.20)	(.30)	(.01)	(.05)	(.05)	(.06)
Total distributions	(.07)	(.38) L	(.47) K	(.02)	(.15)	(.15) J	(.19)
Net asset value, end of period	$ 9.95	$ 9.58	$ 9.05	$ 10.02	$ 9.57	$ 8.46	$ 6.69
Total Return B,C	4.60%	10.35%	(5.08)%	4.86%	14.95%	28.72%	(28.35)%
Ratios to Average Net Assets E,H
Expenses before reductions	.51% A	.52%	.54%	.54% A	.52%	.50%	.50%
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A	.40%	.40%	.40%
Expenses net of all reductions	.39% A	.39%	.39%	.39% A	.40%	.40%	.40%
Net investment income (loss)	1.77% A	2.00%	1.88%	.74% A	1.41%	1.73%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,231	$ 46,363	$ 24,541	$ 24,973	$ 17,138	$ 7,454	$ 3,648
Portfolio turnover rate F	162% A	156%	136%	200% A	102%	53%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying funds and Fidelity Central Funds. GFor the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the period ended December 31. JTotal distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share. KTotal distributions of $.47 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.303 per share. LTotal distributions of $.38 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.196 per share.

Semiannual Report

See accompanying notes which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements

For the period ended November 30, 2013 (Unaudited)

1. Organization.

Fidelity® Global Strategies Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds, unaffiliated exchange-traded funds (ETFs) and unaffiliated exchange-traded notes (ETNs) ("the Underlying Funds"). The Fund offers Class A, Class T, Class C, Global Strategies and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of November 30, 2013, the Fund held an investment of $225,731 in the Subsidiary, representing 0.1% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

3. Investments in Fidelity Central Funds - continued

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Semiannual Report

4. Significant Accounting Policies - continued

Investment Valuation - continued

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from the affiliated Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, controlled foreign corporation, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 30,515,775
Gross unrealized depreciation	(5,250,303)
Net unrealized appreciation (depreciation) on securities and other investments	$ 25,265,472

Tax cost	$ 435,594,243

Semiannual Report

4. Significant Accounting Policies - continued

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $321,961,586 and $371,168,392, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .50% of the Fund's average net assets. The investment adviser, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

The investment adviser and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays the investment adviser a monthly management fee at the annual rate of .30% of its average net assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 80,793	$ 0
Class T	.25%	.25%	83,924	2,875
Class B	.75%	.25%	18,433	13,847
Class C	.75%	.25%	260,600	51,216
			$ 443,750	$ 67,938

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,838
Class T	2,779
Class B*	2,675
Class C*	8,818
$ 23,110

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $326 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .10% of the Fund's average net assets, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2014. During the period, this waiver reduced the Fund's management fee by $200,571.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

The investment adviser has also contractually agreed to waive the Fund's management fee in an amount equal to the management fee of the Subsidiary. During the period, this waiver reduced the Fund's management fee by $9,835.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $97.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $25,642 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $189.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2013	Year ended May 31, 2013
From net investment income
Class A	$ 177,332	$ 1,097,121
Class T	54,191	488,063
Class B	-	43,002
Class C	-	534,088
Global Strategies	761,946	4,539,644
Institutional Class	171,876	703,999
Total	$ 1,165,345	$ 7,405,917
From net realized gain
Class A	$ 219,891	$ 1,231,679
Class T	111,995	643,112
Class B	10,541	92,838
Class C	147,396	1,098,772
Global Strategies	674,866	4,687,156
Institutional Class	152,234	559,399
Total	$ 1,316,923	$ 8,312,956

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended November 30, 2013	Year ended May 31, 2013	Six months ended November 30, 2013	Year ended May 31, 2013
Class A
Shares sold	863,150	2,686,270	$ 8,240,187	$ 25,166,280
Reinvestment of distributions	36,814	232,198	342,371	2,115,960
Shares redeemed	(1,320,223)	(2,006,819)	(12,644,796)	(18,829,269)
Net increase (decrease)	(420,259)	911,649	$ (4,062,238)	$ 8,452,971
Class T
Shares sold	301,901	777,381	$ 2,878,405	$ 7,242,740
Reinvestment of distributions	16,317	111,507	151,418	1,012,701
Shares redeemed	(551,715)	(552,794)	(5,278,426)	(5,137,946)
Net increase (decrease)	(233,497)	336,094	$ (2,248,603)	$ 3,117,495
Class B
Shares sold	3,149	16,128	$ 29,767	$ 150,614
Reinvestment of distributions	1,092	14,403	10,138	130,736
Shares redeemed	(63,223)	(134,125)	(602,913)	(1,248,020)
Net increase (decrease)	(58,982)	(103,594)	$ (563,008)	$ (966,670)
Class C
Shares sold	462,549	1,567,638	$ 4,369,154	$ 14,517,664
Reinvestment of distributions	15,391	173,745	141,439	1,562,734
Shares redeemed	(904,933)	(1,783,345)	(8,562,872)	(16,437,669)
Net increase (decrease)	(426,993)	(41,962)	$ (4,052,279)	$ (357,271)
Global Strategies
Shares sold	1,240,697	5,800,445	$ 11,999,990	$ 54,291,699
Reinvestment of distributions	143,071	936,638	1,334,856	8,559,549
Shares redeemed	(4,951,217)	(7,564,701)	(47,498,601)	(71,366,932)
Net increase (decrease)	(3,567,449)	(827,618)	$ (34,163,755)	$ (8,515,684)
Institutional Class
Shares sold	623,283	2,911,879	$ 5,981,713	$ 27,261,040
Reinvestment of distributions	19,486	90,274	181,807	825,371
Shares redeemed	(1,134,728)	(877,425)	(10,958,663)	(8,274,047)
Net increase (decrease)	(491,959)	2,124,728	$ (4,795,143)	$ 19,812,364

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Strategies Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMRC and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Semiannual Report

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that the fund bears indirectly the expenses of the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMRC for non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Fidelity Global Strategies Fund

The Board noted that the fund's hypothetical net management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2012. The Board considered that, unlike other funds in its Total Mapped Group that invest primarily in affiliated funds, the fund invests in unaffiliated exchange-traded funds and individual securities, and is actively managed.

Furthermore, the Board considered that FMRC contractually agreed to waive 0.10% of the fund's management fee through July 31, 2014.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of the fund, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMRC under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that, unlike other funds in its Total Mapped Group that invest primarily in affiliated funds, the fund has the capability to also invest in unaffiliated exchange-traded funds and individual securities. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research

(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
(for the deaf and hearing impaired)
(9 a.m. - 9 p.m. Eastern time)

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Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

DYS-USAN-0114
1.852675.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Strategies
Fund - Class A, Class T, Class B and Class C

Semiannual Report

November 30, 2013

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Global
Strategies Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Consolidated Investments	(Click Here)	A complete list of the fund's consolidated investments with their market values.
Consolidated Financial Statements	(Click Here)	Consolidated statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the consolidated financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2013 to November 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During Period* June 1, 2013 to November 30, 2013
Class A	.65%
Actual		$ 1,000.00	$ 1,044.00	$ 3.33
HypotheticalA		$ 1,000.00	$ 1,021.81	$ 3.29
Class T	.90%
Actual		$ 1,000.00	$ 1,043.00	$ 4.61
HypotheticalA		$ 1,000.00	$ 1,020.56	$ 4.56
Class B	1.40%
Actual		$ 1,000.00	$ 1,039.70	$ 7.16
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 7.08
Class C	1.40%
Actual		$ 1,000.00	$ 1,040.10	$ 7.16
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 7.08
Global Strategies	.40%
Actual		$ 1,000.00	$ 1,046.00	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 2.03
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,046.00	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 2.03

A 5% return per year before expenses

B Annualized expense ratio reflects consolidated expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.
Portfolio Composition as of November 30, 2013
% of fund's investments	% of fund's investments 6 months ago
Domestic Equity 29.1%	Domestic Equity 21.6%
Emerging Markets Equity 2.0%	Emerging Markets Equity 3.2%
High Yield Fixed-Income 1.3%	High Yield Fixed-Income 1.3%
International Equity 25.0%	International Equity 23.3%
Investment Grade Fixed-Income 33.2%	Investment Grade Fixed-Income 28.7%
Commodities and Related Investments 0.0%	Commodities and Related Investments 5.6%
Short-Term and Net Other Assets (Liabilities) 6.3%	Short-Term and Net Other Assets (Liabilities) 7.3%
Sectors * 3.1%	Sectors * 9.0%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.

* Current period includes equity and fixed-income sector funds such as Consumer Defensive and Real Estate. Prior period classifications reflect categories in place as of the date indicated and have not been adjusted to reflect current classifications.

Asset Allocation (% of fund's investments)**
As of November 30, 2013	As of May 31, 2013
Equities 58.1%	Equities 54.8%
Bonds 35.6%	Bonds 32.3%
Short-Term and Other 6.3%	Short-Term and Other 12.9%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

**Equities and Bonds include ETFs and mutual funds. Short-Term includes cash and cash equivalents, and Other includes investments that do not fall into the Equities or Bonds categories and net other assets.

Semiannual Report

Consolidated Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 58.1%
	Shares	Value
Diversified Emerging Markets Funds - 2.0%
Vanguard Emerging Markets ETF	191,500	$ 7,943,420
Europe Stock Funds - 6.2%
Vanguard European ETF (d)	422,900	24,257,544
Foreign Large Blend Funds - 15.5%
iShares MSCI EAFE Index ETF	912,900	60,470,496
Foreign Large Growth Funds - 1.1%
iShares MSCI Canada Index ETF (d)	139,300	4,052,237
Japan Stock Funds - 2.2%
WisdomTree Japan Hedged Equity ETF	168,200	8,462,142
Large Blend Funds - 29.1%
Fidelity Mega Cap Stock Fund (e)	789,401	12,156,782
iShares Russell 3000 Index ETF (d)	587,600	63,678,212
SPDR S&P 500 ETF	206,600	37,394,600
TOTAL LARGE BLEND FUNDS		113,229,594
Sector Funds - Consumer Defensive - 2.0%
Consumer Staples Select Sector SPDR ETF (d)	183,900	7,909,539
TOTAL EQUITY FUNDS (Cost $196,551,132)		226,324,972
Fixed-Income Funds - 35.6%

Emerging Markets Bond Funds - 1.3%
Fidelity New Markets Income Fund (e)	328,949	5,187,532
Inflation-Protected Bond Funds - 2.1%
iShares Barclays TIPS Bond ETF	72,100	8,047,081
Intermediate-Term Bond Funds - 19.9%
Fidelity Investment Grade Bond Fund (e)	979	7,569
iShares Barclays 3-7 Year Treasury Bond ETF (d)	222,900	27,138,075
iShares Barclays Aggregate Bond ETF	469,700	50,464,568
TOTAL INTERMEDIATE-TERM BOND FUNDS		77,610,212
Long Government Bond Funds - 3.0%
iShares Barclays 20+ Year Treasury Bond ETF (d)	111,600	11,656,620
Sector Funds - Real Estate - 1.1%
Fidelity Real Estate Income Fund (e)	356,595	4,047,348
Fixed-Income Funds - continued
	Shares	Value
World Bond Funds - 8.2%
SPDR Barclays Capital International Treasury Bond ETF (d)	549,700	$ 31,926,576
TOTAL FIXED-INCOME FUNDS (Cost $140,409,398)		138,475,369
Money Market Funds - 24.2%

Money Market Funds - 24.2%
Fidelity Cash Central Fund, 0.10% (a)	224,654	224,654
Fidelity Institutional Money Market Portfolio Institutional Class 0.01% (b)(e)	22,683,993	22,683,993
Fidelity Securities Lending Cash Central Fund, 0.10% (a)(c)	71,192,650	71,192,650
TOTAL MONEY MARKET FUNDS (Cost $94,101,297)		94,101,297
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.07%, dated 11/29/13 due 12/2/13 (Collateralized by U.S. Treasury Obligations) # (Cost $1,957,000)	$ 1,957,011	1,957,000
TOTAL INVESTMENT PORTFOLIO - 118.4% (Cost $433,018,827)		460,858,638
NET OTHER ASSETS (LIABILITIES) - (18.4)%		(71,587,295)
NET ASSETS - 100%		$ 389,271,343
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,957,000 due 12/02/13 at 0.07%
BNY Mellon Capital Markets LLC	$ 79,777
Barclays Capital, Inc.	207,214
HSBC Securities (USA), Inc.	1,398,691
J.P. Morgan Securities, Inc.	259,017
Wells Fargo Securities LLC	12,301
$ 1,957,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 478
Fidelity Securities Lending Cash Central Fund	265,134
Total	$ 265,612
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds, is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 29,004,408	$ 64,708,653	$ 71,029,068	$ 20,915	$ 22,683,993
Fidelity Investment Grade Bond Fund	20,163,473	555,999	20,223,865	82,801	7,569
Fidelity Mega Cap Stock Fund	10,831,919	72,945	-	72,945	12,156,782
Fidelity New Markets Income Fund	5,401,564	121,263	-	121,264	5,187,532
Fidelity Real Estate Income Fund	10,040,834	217,779	5,700,000	169,506	4,047,348
Fidelity Total International Equity Fund	12,163,588	-	12,372,811	-	-
Total	$ 87,605,786	$ 65,676,639	$ 109,325,744	$ 467,431	$ 44,083,224
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ 17,863,361	$ -	$ 17,200,000	$ 225,731
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	November 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $69,555,016 and repurchase agreements of $1,957,000) - See accompanying schedule: Unaffiliated issuers (cost $322,677,634)	$ 345,358,110
Fidelity Central Funds (cost $71,417,304)	71,417,304
Affiliated underlying funds (cost $38,923,889)	44,083,224
Total Investments (cost $433,018,827)		$ 460,858,638
Cash		8,437
Receivable for fund shares sold		176,306
Distributions receivable from Fidelity Central Funds		65,794
Prepaid expenses		1,250
Receivable from investment adviser for expense reductions		63
Other receivables		9,440
Total assets		461,119,928

Liabilities
Payable for fund shares redeemed	$ 452,283
Accrued management fee	129,913
Distribution and service plan fees payable	73,623
Other payables and accrued expenses	116
Collateral on securities loaned, at value	71,192,650
Total liabilities		71,848,585

Net Assets		$ 389,271,343
Net Assets consist of:
Paid in capital		$ 348,160,016
Undistributed net investment income		2,990,780
Accumulated undistributed net realized gain (loss) on investments		10,280,736
Net unrealized appreciation (depreciation) on investments		27,839,811
Net Assets		$ 389,271,343

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Statement of Assets and Liabilities - continued

November 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($66,569,726 ÷ 6,720,959 shares)	$ 9.90

Maximum offering price per share (100/94.25 of $9.90)	$ 10.50
Class T: Net Asset Value and redemption price per share ($33,331,709 ÷ 3,378,111 shares)	$ 9.87

Maximum offering price per share (100/96.50 of $9.87)	$ 10.23
Class B: Net Asset Value and offering price per share ($3,509,553 ÷ 356,233 shares)A	$ 9.85

Class C: Net Asset Value and offering price per share ($51,530,595 ÷ 5,280,279 shares)A	$ 9.76

Global Strategies: Net Asset Value, offering price and redemption price per share ($191,098,987 ÷ 19,212,198 shares)	$ 9.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($43,230,773 ÷ 4,345,706 shares)	$ 9.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Statements - continued

Consolidated Statement of Operations

	Six months ended November 30, 2013 (Unaudited)

Investment Income
Dividends from underlying funds: Unaffiliated		$ 3,594,781
Affiliated		467,431
Interest		937
Income from Fidelity Central Funds (including $265,134 from security lending)		265,612
Total income		4,328,761

Expenses
Management fee	$ 1,011,397
Distribution and service plan fees	443,750
Custodian fees and expenses	202
Independent trustees' compensation	783
Subsidiary directors' fees	7,500
Miscellaneous	326
Total expenses before reductions	1,463,958
Expense reductions	(236,334)	1,227,624
Net investment income (loss)		3,101,137
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying funds:
Investment securities:
Unaffiliated	11,059,212
Affiliated	(231,178)
Realized gain distributions from underlying funds:
Affiliated	48,273
Total net realized gain (loss)		10,876,307
Change in net unrealized appreciation (depreciation) on investment securities		2,863,126
Net gain (loss)		13,739,433
Net increase (decrease) in net assets resulting from operations		$ 16,840,570

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Statement of Changes in Net Assets

	Six months ended November 30, 2013 (Unaudited)	Year ended May 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,101,137	$ 7,399,328
Net realized gain (loss)	10,876,307	13,261,220
Change in net unrealized appreciation (depreciation)	2,863,126	18,979,317
Net increase (decrease) in net assets resulting from operations	16,840,570	39,639,865
Distributions to shareholders from net investment income	(1,165,345)	(7,405,917)
Distributions to shareholders from net realized gain	(1,316,923)	(8,312,956)
Total distributions	(2,482,268)	(15,718,873)
Share transactions - net increase (decrease)	(49,885,026)	21,543,205
Total increase (decrease) in net assets	(35,526,724)	45,464,197

Net Assets
Beginning of period	424,798,067	379,333,870
End of period (including undistributed net investment income of $2,990,780 and undistributed net investment income of $1,054,988, respectively)	$ 389,271,343	$ 424,798,067

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class A

	Six months ended November 30, 2013	Years ended May 31,
	(Unaudited)	2013	2012	2011 H	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 9.01	$ 9.98	$ 9.55	$ 8.45	$ 6.68	$ 9.59
Income from Investment Operations
Net investment income (loss) E	.07	.16	.15	.02	.10	.11	.15
Net realized and unrealized gain (loss)	.35	.73	(.68)	.43	1.13	1.80	(2.88)
Total from investment operations	.42	.89	(.53)	.45	1.23	1.91	(2.73)
Distributions from net investment income	(.03)	(.17)	(.14)	(.01)	(.09)	(.09)	(.12)
Distributions from net realized gain	(.03)	(.20)	(.30)	(.01)	(.05)	(.05)	(.06)
Total distributions	(.06)	(.36) M	(.44)	(.02)	(.13) L	(.14) K	(.18)
Net asset value, end of period	$ 9.90	$ 9.54	$ 9.01	$ 9.98	$ 9.55	$ 8.45	$ 6.68
Total Return B,C,D	4.40%	10.12%	(5.34)%	4.67%	14.64%	28.60%	(28.59)%
Ratios to Average Net Assets F,I
Expenses before reductions	.75% A	.77%	.79%	.79% A	.77%	.75%	.75%
Expenses net of fee waivers, if any	.65% A	.65%	.65%	.65% A	.65%	.65%	.65%
Expenses net of all reductions	.63% A	.64%	.64%	.64% A	.65%	.65%	.65%
Net investment income (loss)	1.53% A	1.75%	1.63%	.49% A	1.16%	1.48%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,570	$ 68,155	$ 56,127	$ 71,672	$ 57,226	$ 32,556	$ 6,786
Portfolio turnover rate G	162% A	156%	136%	200% A	102%	53%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying funds and Fidelity Central Funds. HFor the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended December 31. KTotal distributions of $.14 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.053 per share. LTotal distributions of $.13 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.047 per share. MTotal distributions of $.36 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.196 per share.

Semiannual Report

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights - Class T

	Six months ended November 30, 2013	Years ended May 31,
	(Unaudited)	2013	2012	2011 H	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.51	$ 8.98	$ 9.95	$ 9.53	$ 8.43	$ 6.68	$ 9.59
Income from Investment Operations
Net investment income (loss) E	.06	.14	.12	.01	.08	.09	.12
Net realized and unrealized gain (loss)	.35	.73	(.67)	.43	1.13	1.78	(2.86)
Total from investment operations	.41	.87	(.55)	.44	1.21	1.87	(2.74)
Distributions from net investment income	(.02)	(.14)	(.12)	(.01)	(.07)	(.07)	(.11)
Distributions from net realized gain	(.03)	(.20)	(.30)	(.01)	(.05)	(.05)	(.06)
Total distributions	(.05)	(.34)	(.42)	(.02)	(.11) L	(.12) K	(.17)
Net asset value, end of period	$ 9.87	$ 9.51	$ 8.98	$ 9.95	$ 9.53	$ 8.43	$ 6.68
Total Return B,C,D	4.30%	9.89%	(5.59)%	4.57%	14.45%	28.03%	(28.69)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.01% A	1.02%	1.04%	1.04% A	1.02%	1.00%	1.00%
Expenses net of fee waivers, if any	.90% A	.90%	.90%	.90% A	.90%	.90%	.90%
Expenses net of all reductions	.89% A	.89%	.89%	.89% A	.90%	.90%	.90%
Net investment income (loss)	1.27% A	1.50%	1.38%	.24% A	.91%	1.24%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,332	$ 34,345	$ 29,412	$ 31,534	$ 28,766	$ 18,941	$ 4,688
Portfolio turnover rate G	162% A	156%	136%	200% A	102%	53%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying funds and Fidelity Central Funds. HFor the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended December 31. KTotal distributions of $.12 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.053 per share. LTotal distributions of $.11 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.047 per share.

Semiannual Report

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights - Class B

	Six months ended November 30, 2013	Years ended May 31,
	(Unaudited)	2013	2012	2011 H	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.50	$ 8.96	$ 9.92	$ 9.52	$ 8.43	$ 6.69	$ 9.59
Income from Investment Operations
Net investment income (loss) E	.04	.09	.08	(.01)	.04	.06	.09
Net realized and unrealized gain (loss)	.34	.74	(.67)	.43	1.12	1.78	(2.87)
Total from investment operations	.38	.83	(.59)	.42	1.16	1.84	(2.78)
Distributions from net investment income	-	(.10)	(.08)	(.01)	(.02)	(.04)	(.06)
Distributions from net realized gain	(.03)	(.19)	(.29)	(.01)	(.05)	(.05)	(.06)
Total distributions	(.03)	(.29)	(.37)	(.02)	(.07)	(.10) K	(.12)
Net asset value, end of period	$ 9.85	$ 9.50	$ 8.96	$ 9.92	$ 9.52	$ 8.43	$ 6.69
Total Return B,C,D	3.97%	9.38%	(6.05)%	4.36%	13.80%	27.47%	(29.05)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.51% A	1.52%	1.54%	1.54% A	1.52%	1.50%	1.50%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40% A	1.40%	1.40%	1.40%
Expenses net of all reductions	1.39% A	1.39%	1.39%	1.39% A	1.40%	1.40%	1.40%
Net investment income (loss)	.77% A	1.00%	.88%	(.26)% A	.41%	.74%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,510	$ 3,944	$ 4,649	$ 6,237	$ 5,806	$ 3,260	$ 1,463
Portfolio turnover rate G	162% A	156%	136%	200% A	102%	53%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying funds and Fidelity Central Funds. HFor the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended December 31. KTotal distributions of $.10 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $.053 per share.

Semiannual Report

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights - Class C

	Six months ended November 30, 2013	Years ended May 31,
	(Unaudited)	2013	2012	2011 H	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.41	$ 8.88	$ 9.85	$ 9.45	$ 8.38	$ 6.66	$ 9.59
Income from Investment Operations
Net investment income (loss) E	.04	.09	.08	(.01)	.04	.06	.08
Net realized and unrealized gain (loss)	.34	.73	(.67)	.43	1.11	1.76	(2.86)
Total from investment operations	.38	.82	(.59)	.42	1.15	1.82	(2.78)
Distributions from net investment income	-	(.10)	(.09)	(.01)	(.04)	(.05)	(.09)
Distributions from net realized gain	(.03)	(.19)	(.29)	(.01)	(.05)	(.05)	(.06)
Total distributions	(.03)	(.29)	(.38)	(.02)	(.08) L	(.10) K	(.15)
Net asset value, end of period	$ 9.76	$ 9.41	$ 8.88	$ 9.85	$ 9.45	$ 8.38	$ 6.66
Total Return B,C,D	4.01%	9.41%	(6.09)%	4.40%	13.81%	27.41%	(29.05)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.51% A	1.52%	1.54%	1.54% A	1.52%	1.50%	1.50%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40% A	1.40%	1.40%	1.40%
Expenses net of all reductions	1.39% A	1.39%	1.39%	1.39% A	1.40%	1.40%	1.40%
Net investment income (loss)	.77% A	1.00%	.88%	(.26)% A	.41%	.74%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,531	$ 53,701	$ 51,079	$ 57,465	$ 42,595	$ 21,063	$ 6,365
Portfolio turnover rate G	162% A	156%	136%	200% A	102%	53%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying funds and Fidelity Central Funds. HFor the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended December 31. KTotal distributions of $.10 per share is comprised of distributions from net investment income of $.05 and distributions from net realized gain of $.053 per share. LTotal distributions of $.08 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.047 per share.

Semiannual Report

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights - Global Strategies

	Six months ended November 30, 2013	Years ended May 31,
	(Unaudited)	2013	2012	2011 G	2010 I	2009 I	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.58	$ 9.04	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59
Income from Investment Operations
Net investment income (loss) D	.09	.19	.17	.03	.12	.13	.17
Net realized and unrealized gain (loss)	.35	.73	(.68)	.44	1.14	1.79	(2.88)
Total from investment operations	.44	.92	(.51)	.47	1.26	1.92	(2.71)
Distributions from net investment income	(.04)	(.19)	(.16)	(.01)	(.10)	(.10)	(.13)
Distributions from net realized gain	(.03)	(.20)	(.30)	(.01)	(.05)	(.05)	(.06)
Total distributions	(.07)	(.38) L	(.47) K	(.02)	(.15)	(.15) J	(.19)
Net asset value, end of period	$ 9.95	$ 9.58	$ 9.04	$ 10.02	$ 9.57	$ 8.46	$ 6.69
Total Return B,C	4.60%	10.47%	(5.18)%	4.86%	14.95%	28.72%	(28.35)%
Ratios to Average Net Assets E,H
Expenses before reductions	.51% A	.52%	.54%	.54% A	.52%	.50%	.50%
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A	.40%	.40%	.40%
Expenses net of all reductions	.39% A	.39%	.39%	.39% A	.40%	.40%	.40%
Net investment income (loss)	1.77% A	2.00%	1.88%	.74% A	1.41%	1.73%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 191,099	$ 218,290	$ 213,526	$ 255,351	$ 208,394	$ 138,320	$ 70,674
Portfolio turnover rate F	162% A	156%	136%	200% A	102%	53%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying funds and Fidelity Central Funds. GFor the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the period ended December 31. JTotal distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share. KTotal distributions of $.47 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.303 per share. LTotal distributions of $.38 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.196 per share.

Semiannual Report

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights - Institutional Class

	Six months ended November 30, 2013	Years ended May 31,
	(Unaudited)	2013	2012	2011 G	2010 I	2009 I	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.58	$ 9.05	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59
Income from Investment Operations
Net investment income (loss) D	.09	.19	.17	.03	.12	.13	.17
Net realized and unrealized gain (loss)	.35	.72	(.67)	.44	1.14	1.79	(2.88)
Total from investment operations	.44	.91	(.50)	.47	1.26	1.92	(2.71)
Distributions from net investment income	(.04)	(.19)	(.16)	(.01)	(.10)	(.10)	(.13)
Distributions from net realized gain	(.03)	(.20)	(.30)	(.01)	(.05)	(.05)	(.06)
Total distributions	(.07)	(.38) L	(.47) K	(.02)	(.15)	(.15) J	(.19)
Net asset value, end of period	$ 9.95	$ 9.58	$ 9.05	$ 10.02	$ 9.57	$ 8.46	$ 6.69
Total Return B,C	4.60%	10.35%	(5.08)%	4.86%	14.95%	28.72%	(28.35)%
Ratios to Average Net Assets E,H
Expenses before reductions	.51% A	.52%	.54%	.54% A	.52%	.50%	.50%
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A	.40%	.40%	.40%
Expenses net of all reductions	.39% A	.39%	.39%	.39% A	.40%	.40%	.40%
Net investment income (loss)	1.77% A	2.00%	1.88%	.74% A	1.41%	1.73%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,231	$ 46,363	$ 24,541	$ 24,973	$ 17,138	$ 7,454	$ 3,648
Portfolio turnover rate F	162% A	156%	136%	200% A	102%	53%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying funds and Fidelity Central Funds. GFor the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the period ended December 31. JTotal distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share. KTotal distributions of $.47 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.303 per share. LTotal distributions of $.38 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.196 per share.

Semiannual Report

See accompanying notes which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements

For the period ended November 30, 2013 (Unaudited)

1. Organization.

Fidelity® Global Strategies Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds, unaffiliated exchange-traded funds (ETFs) and unaffiliated exchange-traded notes (ETNs) ("the Underlying Funds"). The Fund offers Class A, Class T, Class C, Global Strategies and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of November 30, 2013, the Fund held an investment of $225,731 in the Subsidiary, representing 0.1% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

3. Investments in Fidelity Central Funds - continued

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Semiannual Report

4. Significant Accounting Policies - continued

Investment Valuation - continued

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from the affiliated Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, controlled foreign corporation, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 30,515,775
Gross unrealized depreciation	(5,250,303)
Net unrealized appreciation (depreciation) on securities and other investments	$ 25,265,472

Tax cost	$ 435,594,243

Semiannual Report

4. Significant Accounting Policies - continued

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $321,961,586 and $371,168,392, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .50% of the Fund's average net assets. The investment adviser, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

The investment adviser and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays the investment adviser a monthly management fee at the annual rate of .30% of its average net assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 80,793	$ 0
Class T	.25%	.25%	83,924	2,875
Class B	.75%	.25%	18,433	13,847
Class C	.75%	.25%	260,600	51,216
			$ 443,750	$ 67,938

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,838
Class T	2,779
Class B*	2,675
Class C*	8,818
$ 23,110

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $326 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .10% of the Fund's average net assets, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2014. During the period, this waiver reduced the Fund's management fee by $200,571.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

The investment adviser has also contractually agreed to waive the Fund's management fee in an amount equal to the management fee of the Subsidiary. During the period, this waiver reduced the Fund's management fee by $9,835.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $97.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $25,642 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $189.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2013	Year ended May 31, 2013
From net investment income
Class A	$ 177,332	$ 1,097,121
Class T	54,191	488,063
Class B	-	43,002
Class C	-	534,088
Global Strategies	761,946	4,539,644
Institutional Class	171,876	703,999
Total	$ 1,165,345	$ 7,405,917
From net realized gain
Class A	$ 219,891	$ 1,231,679
Class T	111,995	643,112
Class B	10,541	92,838
Class C	147,396	1,098,772
Global Strategies	674,866	4,687,156
Institutional Class	152,234	559,399
Total	$ 1,316,923	$ 8,312,956

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended November 30, 2013	Year ended May 31, 2013	Six months ended November 30, 2013	Year ended May 31, 2013
Class A
Shares sold	863,150	2,686,270	$ 8,240,187	$ 25,166,280
Reinvestment of distributions	36,814	232,198	342,371	2,115,960
Shares redeemed	(1,320,223)	(2,006,819)	(12,644,796)	(18,829,269)
Net increase (decrease)	(420,259)	911,649	$ (4,062,238)	$ 8,452,971
Class T
Shares sold	301,901	777,381	$ 2,878,405	$ 7,242,740
Reinvestment of distributions	16,317	111,507	151,418	1,012,701
Shares redeemed	(551,715)	(552,794)	(5,278,426)	(5,137,946)
Net increase (decrease)	(233,497)	336,094	$ (2,248,603)	$ 3,117,495
Class B
Shares sold	3,149	16,128	$ 29,767	$ 150,614
Reinvestment of distributions	1,092	14,403	10,138	130,736
Shares redeemed	(63,223)	(134,125)	(602,913)	(1,248,020)
Net increase (decrease)	(58,982)	(103,594)	$ (563,008)	$ (966,670)
Class C
Shares sold	462,549	1,567,638	$ 4,369,154	$ 14,517,664
Reinvestment of distributions	15,391	173,745	141,439	1,562,734
Shares redeemed	(904,933)	(1,783,345)	(8,562,872)	(16,437,669)
Net increase (decrease)	(426,993)	(41,962)	$ (4,052,279)	$ (357,271)
Global Strategies
Shares sold	1,240,697	5,800,445	$ 11,999,990	$ 54,291,699
Reinvestment of distributions	143,071	936,638	1,334,856	8,559,549
Shares redeemed	(4,951,217)	(7,564,701)	(47,498,601)	(71,366,932)
Net increase (decrease)	(3,567,449)	(827,618)	$ (34,163,755)	$ (8,515,684)
Institutional Class
Shares sold	623,283	2,911,879	$ 5,981,713	$ 27,261,040
Reinvestment of distributions	19,486	90,274	181,807	825,371
Shares redeemed	(1,134,728)	(877,425)	(10,958,663)	(8,274,047)
Net increase (decrease)	(491,959)	2,124,728	$ (4,795,143)	$ 19,812,364

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Strategies Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMRC and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Semiannual Report

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that the fund bears indirectly the expenses of the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMRC for non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Fidelity Global Strategies Fund

The Board noted that the fund's hypothetical net management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2012. The Board considered that, unlike other funds in its Total Mapped Group that invest primarily in affiliated funds, the fund invests in unaffiliated exchange-traded funds and individual securities, and is actively managed.

Furthermore, the Board considered that FMRC contractually agreed to waive 0.10% of the fund's management fee through July 31, 2014.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of the fund, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMRC under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that, unlike other funds in its Total Mapped Group that invest primarily in affiliated funds, the fund has the capability to also invest in unaffiliated exchange-traded funds and individual securities. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ADYS-USAN-0114
1.852692.105

Fidelity Advisor®

Global Strategies
Fund - Institutional Class

Semiannual Report

November 30, 2013

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Global Strategies Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Consolidated Investments	(Click Here)	A complete list of the fund's consolidated investments with their market values.
Consolidated Financial Statements	(Click Here)	Consolidated statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the consolidated financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2013 to November 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying affiliated mutual funds and exchange-traded funds (ETFs)(the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value June 1, 2013	Ending Account Value November 30, 2013	Expenses Paid During Period* June 1, 2013 to November 30, 2013
Class A	.65%
Actual		$ 1,000.00	$ 1,044.00	$ 3.33
HypotheticalA		$ 1,000.00	$ 1,021.81	$ 3.29
Class T	.90%
Actual		$ 1,000.00	$ 1,043.00	$ 4.61
HypotheticalA		$ 1,000.00	$ 1,020.56	$ 4.56
Class B	1.40%
Actual		$ 1,000.00	$ 1,039.70	$ 7.16
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 7.08
Class C	1.40%
Actual		$ 1,000.00	$ 1,040.10	$ 7.16
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 7.08
Global Strategies	.40%
Actual		$ 1,000.00	$ 1,046.00	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 2.03
Institutional Class	.40%
Actual		$ 1,000.00	$ 1,046.00	$ 2.05
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 2.03

A 5% return per year before expenses

B Annualized expense ratio reflects consolidated expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.
Portfolio Composition as of November 30, 2013
% of fund's investments	% of fund's investments 6 months ago
Domestic Equity 29.1%	Domestic Equity 21.6%
Emerging Markets Equity 2.0%	Emerging Markets Equity 3.2%
High Yield Fixed-Income 1.3%	High Yield Fixed-Income 1.3%
International Equity 25.0%	International Equity 23.3%
Investment Grade Fixed-Income 33.2%	Investment Grade Fixed-Income 28.7%
Commodities and Related Investments 0.0%	Commodities and Related Investments 5.6%
Short-Term and Net Other Assets (Liabilities) 6.3%	Short-Term and Net Other Assets (Liabilities) 7.3%
Sectors * 3.1%	Sectors * 9.0%

Portfolio Composition reflects segment diversification of the Fund's investments as of the reporting date indicated above. See next page for a complete list of the Fund's investments.

* Current period includes equity and fixed-income sector funds such as Consumer Defensive and Real Estate. Prior period classifications reflect categories in place as of the date indicated and have not been adjusted to reflect current classifications.

Asset Allocation (% of fund's investments)**
As of November 30, 2013	As of May 31, 2013
Equities 58.1%	Equities 54.8%
Bonds 35.6%	Bonds 32.3%
Short-Term and Other 6.3%	Short-Term and Other 12.9%

Asset Allocation is based on the Fund's investments as of the reporting date indicated above.

**Equities and Bonds include ETFs and mutual funds. Short-Term includes cash and cash equivalents, and Other includes investments that do not fall into the Equities or Bonds categories and net other assets.

Semiannual Report

Consolidated Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Investments reflect the categorizations of assets as defined by Morningstar as of the reporting date indicated above.
Equity Funds - 58.1%
	Shares	Value
Diversified Emerging Markets Funds - 2.0%
Vanguard Emerging Markets ETF	191,500	$ 7,943,420
Europe Stock Funds - 6.2%
Vanguard European ETF (d)	422,900	24,257,544
Foreign Large Blend Funds - 15.5%
iShares MSCI EAFE Index ETF	912,900	60,470,496
Foreign Large Growth Funds - 1.1%
iShares MSCI Canada Index ETF (d)	139,300	4,052,237
Japan Stock Funds - 2.2%
WisdomTree Japan Hedged Equity ETF	168,200	8,462,142
Large Blend Funds - 29.1%
Fidelity Mega Cap Stock Fund (e)	789,401	12,156,782
iShares Russell 3000 Index ETF (d)	587,600	63,678,212
SPDR S&P 500 ETF	206,600	37,394,600
TOTAL LARGE BLEND FUNDS		113,229,594
Sector Funds - Consumer Defensive - 2.0%
Consumer Staples Select Sector SPDR ETF (d)	183,900	7,909,539
TOTAL EQUITY FUNDS (Cost $196,551,132)		226,324,972
Fixed-Income Funds - 35.6%

Emerging Markets Bond Funds - 1.3%
Fidelity New Markets Income Fund (e)	328,949	5,187,532
Inflation-Protected Bond Funds - 2.1%
iShares Barclays TIPS Bond ETF	72,100	8,047,081
Intermediate-Term Bond Funds - 19.9%
Fidelity Investment Grade Bond Fund (e)	979	7,569
iShares Barclays 3-7 Year Treasury Bond ETF (d)	222,900	27,138,075
iShares Barclays Aggregate Bond ETF	469,700	50,464,568
TOTAL INTERMEDIATE-TERM BOND FUNDS		77,610,212
Long Government Bond Funds - 3.0%
iShares Barclays 20+ Year Treasury Bond ETF (d)	111,600	11,656,620
Sector Funds - Real Estate - 1.1%
Fidelity Real Estate Income Fund (e)	356,595	4,047,348
Fixed-Income Funds - continued
	Shares	Value
World Bond Funds - 8.2%
SPDR Barclays Capital International Treasury Bond ETF (d)	549,700	$ 31,926,576
TOTAL FIXED-INCOME FUNDS (Cost $140,409,398)		138,475,369
Money Market Funds - 24.2%

Money Market Funds - 24.2%
Fidelity Cash Central Fund, 0.10% (a)	224,654	224,654
Fidelity Institutional Money Market Portfolio Institutional Class 0.01% (b)(e)	22,683,993	22,683,993
Fidelity Securities Lending Cash Central Fund, 0.10% (a)(c)	71,192,650	71,192,650
TOTAL MONEY MARKET FUNDS (Cost $94,101,297)		94,101,297
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.07%, dated 11/29/13 due 12/2/13 (Collateralized by U.S. Treasury Obligations) # (Cost $1,957,000)	$ 1,957,011	1,957,000
TOTAL INVESTMENT PORTFOLIO - 118.4% (Cost $433,018,827)		460,858,638
NET OTHER ASSETS (LIABILITIES) - (18.4)%		(71,587,295)
NET ASSETS - 100%		$ 389,271,343
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,957,000 due 12/02/13 at 0.07%
BNY Mellon Capital Markets LLC	$ 79,777
Barclays Capital, Inc.	207,214
HSBC Securities (USA), Inc.	1,398,691
J.P. Morgan Securities, Inc.	259,017
Wells Fargo Securities LLC	12,301
$ 1,957,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 478
Fidelity Securities Lending Cash Central Fund	265,134
Total	$ 265,612
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds, is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Institutional Money Market Portfolio Institutional Class	$ 29,004,408	$ 64,708,653	$ 71,029,068	$ 20,915	$ 22,683,993
Fidelity Investment Grade Bond Fund	20,163,473	555,999	20,223,865	82,801	7,569
Fidelity Mega Cap Stock Fund	10,831,919	72,945	-	72,945	12,156,782
Fidelity New Markets Income Fund	5,401,564	121,263	-	121,264	5,187,532
Fidelity Real Estate Income Fund	10,040,834	217,779	5,700,000	169,506	4,047,348
Fidelity Total International Equity Fund	12,163,588	-	12,372,811	-	-
Total	$ 87,605,786	$ 65,676,639	$ 109,325,744	$ 467,431	$ 44,083,224
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Dynamic Strategies Cayman Ltd.	$ 17,863,361	$ -	$ 17,200,000	$ 225,731
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

	November 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $69,555,016 and repurchase agreements of $1,957,000) - See accompanying schedule: Unaffiliated issuers (cost $322,677,634)	$ 345,358,110
Fidelity Central Funds (cost $71,417,304)	71,417,304
Affiliated underlying funds (cost $38,923,889)	44,083,224
Total Investments (cost $433,018,827)		$ 460,858,638
Cash		8,437
Receivable for fund shares sold		176,306
Distributions receivable from Fidelity Central Funds		65,794
Prepaid expenses		1,250
Receivable from investment adviser for expense reductions		63
Other receivables		9,440
Total assets		461,119,928

Liabilities
Payable for fund shares redeemed	$ 452,283
Accrued management fee	129,913
Distribution and service plan fees payable	73,623
Other payables and accrued expenses	116
Collateral on securities loaned, at value	71,192,650
Total liabilities		71,848,585

Net Assets		$ 389,271,343
Net Assets consist of:
Paid in capital		$ 348,160,016
Undistributed net investment income		2,990,780
Accumulated undistributed net realized gain (loss) on investments		10,280,736
Net unrealized appreciation (depreciation) on investments		27,839,811
Net Assets		$ 389,271,343

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Statement of Assets and Liabilities - continued

November 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($66,569,726 ÷ 6,720,959 shares)	$ 9.90

Maximum offering price per share (100/94.25 of $9.90)	$ 10.50
Class T: Net Asset Value and redemption price per share ($33,331,709 ÷ 3,378,111 shares)	$ 9.87

Maximum offering price per share (100/96.50 of $9.87)	$ 10.23
Class B: Net Asset Value and offering price per share ($3,509,553 ÷ 356,233 shares)A	$ 9.85

Class C: Net Asset Value and offering price per share ($51,530,595 ÷ 5,280,279 shares)A	$ 9.76

Global Strategies: Net Asset Value, offering price and redemption price per share ($191,098,987 ÷ 19,212,198 shares)	$ 9.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($43,230,773 ÷ 4,345,706 shares)	$ 9.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Statements - continued

Consolidated Statement of Operations

	Six months ended November 30, 2013 (Unaudited)

Investment Income
Dividends from underlying funds: Unaffiliated		$ 3,594,781
Affiliated		467,431
Interest		937
Income from Fidelity Central Funds (including $265,134 from security lending)		265,612
Total income		4,328,761

Expenses
Management fee	$ 1,011,397
Distribution and service plan fees	443,750
Custodian fees and expenses	202
Independent trustees' compensation	783
Subsidiary directors' fees	7,500
Miscellaneous	326
Total expenses before reductions	1,463,958
Expense reductions	(236,334)	1,227,624
Net investment income (loss)		3,101,137
Realized and Unrealized Gain (Loss) Net realized gain (loss) on sale of underlying funds:
Investment securities:
Unaffiliated	11,059,212
Affiliated	(231,178)
Realized gain distributions from underlying funds:
Affiliated	48,273
Total net realized gain (loss)		10,876,307
Change in net unrealized appreciation (depreciation) on investment securities		2,863,126
Net gain (loss)		13,739,433
Net increase (decrease) in net assets resulting from operations		$ 16,840,570

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Statement of Changes in Net Assets

	Six months ended November 30, 2013 (Unaudited)	Year ended May 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,101,137	$ 7,399,328
Net realized gain (loss)	10,876,307	13,261,220
Change in net unrealized appreciation (depreciation)	2,863,126	18,979,317
Net increase (decrease) in net assets resulting from operations	16,840,570	39,639,865
Distributions to shareholders from net investment income	(1,165,345)	(7,405,917)
Distributions to shareholders from net realized gain	(1,316,923)	(8,312,956)
Total distributions	(2,482,268)	(15,718,873)
Share transactions - net increase (decrease)	(49,885,026)	21,543,205
Total increase (decrease) in net assets	(35,526,724)	45,464,197

Net Assets
Beginning of period	424,798,067	379,333,870
End of period (including undistributed net investment income of $2,990,780 and undistributed net investment income of $1,054,988, respectively)	$ 389,271,343	$ 424,798,067

See accompanying notes which are an integral part of the consolidated financial statements.

Semiannual Report

Consolidated Financial Highlights - Class A

	Six months ended November 30, 2013	Years ended May 31,
	(Unaudited)	2013	2012	2011 H	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.54	$ 9.01	$ 9.98	$ 9.55	$ 8.45	$ 6.68	$ 9.59
Income from Investment Operations
Net investment income (loss) E	.07	.16	.15	.02	.10	.11	.15
Net realized and unrealized gain (loss)	.35	.73	(.68)	.43	1.13	1.80	(2.88)
Total from investment operations	.42	.89	(.53)	.45	1.23	1.91	(2.73)
Distributions from net investment income	(.03)	(.17)	(.14)	(.01)	(.09)	(.09)	(.12)
Distributions from net realized gain	(.03)	(.20)	(.30)	(.01)	(.05)	(.05)	(.06)
Total distributions	(.06)	(.36) M	(.44)	(.02)	(.13) L	(.14) K	(.18)
Net asset value, end of period	$ 9.90	$ 9.54	$ 9.01	$ 9.98	$ 9.55	$ 8.45	$ 6.68
Total Return B,C,D	4.40%	10.12%	(5.34)%	4.67%	14.64%	28.60%	(28.59)%
Ratios to Average Net Assets F,I
Expenses before reductions	.75% A	.77%	.79%	.79% A	.77%	.75%	.75%
Expenses net of fee waivers, if any	.65% A	.65%	.65%	.65% A	.65%	.65%	.65%
Expenses net of all reductions	.63% A	.64%	.64%	.64% A	.65%	.65%	.65%
Net investment income (loss)	1.53% A	1.75%	1.63%	.49% A	1.16%	1.48%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,570	$ 68,155	$ 56,127	$ 71,672	$ 57,226	$ 32,556	$ 6,786
Portfolio turnover rate G	162% A	156%	136%	200% A	102%	53%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying funds and Fidelity Central Funds. HFor the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended December 31. KTotal distributions of $.14 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.053 per share. LTotal distributions of $.13 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.047 per share. MTotal distributions of $.36 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.196 per share.

Semiannual Report

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights - Class T

	Six months ended November 30, 2013	Years ended May 31,
	(Unaudited)	2013	2012	2011 H	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.51	$ 8.98	$ 9.95	$ 9.53	$ 8.43	$ 6.68	$ 9.59
Income from Investment Operations
Net investment income (loss) E	.06	.14	.12	.01	.08	.09	.12
Net realized and unrealized gain (loss)	.35	.73	(.67)	.43	1.13	1.78	(2.86)
Total from investment operations	.41	.87	(.55)	.44	1.21	1.87	(2.74)
Distributions from net investment income	(.02)	(.14)	(.12)	(.01)	(.07)	(.07)	(.11)
Distributions from net realized gain	(.03)	(.20)	(.30)	(.01)	(.05)	(.05)	(.06)
Total distributions	(.05)	(.34)	(.42)	(.02)	(.11) L	(.12) K	(.17)
Net asset value, end of period	$ 9.87	$ 9.51	$ 8.98	$ 9.95	$ 9.53	$ 8.43	$ 6.68
Total Return B,C,D	4.30%	9.89%	(5.59)%	4.57%	14.45%	28.03%	(28.69)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.01% A	1.02%	1.04%	1.04% A	1.02%	1.00%	1.00%
Expenses net of fee waivers, if any	.90% A	.90%	.90%	.90% A	.90%	.90%	.90%
Expenses net of all reductions	.89% A	.89%	.89%	.89% A	.90%	.90%	.90%
Net investment income (loss)	1.27% A	1.50%	1.38%	.24% A	.91%	1.24%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,332	$ 34,345	$ 29,412	$ 31,534	$ 28,766	$ 18,941	$ 4,688
Portfolio turnover rate G	162% A	156%	136%	200% A	102%	53%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying funds and Fidelity Central Funds. HFor the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended December 31. KTotal distributions of $.12 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.053 per share. LTotal distributions of $.11 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.047 per share.

Semiannual Report

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights - Class B

	Six months ended November 30, 2013	Years ended May 31,
	(Unaudited)	2013	2012	2011 H	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.50	$ 8.96	$ 9.92	$ 9.52	$ 8.43	$ 6.69	$ 9.59
Income from Investment Operations
Net investment income (loss) E	.04	.09	.08	(.01)	.04	.06	.09
Net realized and unrealized gain (loss)	.34	.74	(.67)	.43	1.12	1.78	(2.87)
Total from investment operations	.38	.83	(.59)	.42	1.16	1.84	(2.78)
Distributions from net investment income	-	(.10)	(.08)	(.01)	(.02)	(.04)	(.06)
Distributions from net realized gain	(.03)	(.19)	(.29)	(.01)	(.05)	(.05)	(.06)
Total distributions	(.03)	(.29)	(.37)	(.02)	(.07)	(.10) K	(.12)
Net asset value, end of period	$ 9.85	$ 9.50	$ 8.96	$ 9.92	$ 9.52	$ 8.43	$ 6.69
Total Return B,C,D	3.97%	9.38%	(6.05)%	4.36%	13.80%	27.47%	(29.05)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.51% A	1.52%	1.54%	1.54% A	1.52%	1.50%	1.50%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40% A	1.40%	1.40%	1.40%
Expenses net of all reductions	1.39% A	1.39%	1.39%	1.39% A	1.40%	1.40%	1.40%
Net investment income (loss)	.77% A	1.00%	.88%	(.26)% A	.41%	.74%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,510	$ 3,944	$ 4,649	$ 6,237	$ 5,806	$ 3,260	$ 1,463
Portfolio turnover rate G	162% A	156%	136%	200% A	102%	53%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying funds and Fidelity Central Funds. HFor the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended December 31. KTotal distributions of $.10 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $.053 per share.

Semiannual Report

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights - Class C

	Six months ended November 30, 2013	Years ended May 31,
	(Unaudited)	2013	2012	2011 H	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 9.41	$ 8.88	$ 9.85	$ 9.45	$ 8.38	$ 6.66	$ 9.59
Income from Investment Operations
Net investment income (loss) E	.04	.09	.08	(.01)	.04	.06	.08
Net realized and unrealized gain (loss)	.34	.73	(.67)	.43	1.11	1.76	(2.86)
Total from investment operations	.38	.82	(.59)	.42	1.15	1.82	(2.78)
Distributions from net investment income	-	(.10)	(.09)	(.01)	(.04)	(.05)	(.09)
Distributions from net realized gain	(.03)	(.19)	(.29)	(.01)	(.05)	(.05)	(.06)
Total distributions	(.03)	(.29)	(.38)	(.02)	(.08) L	(.10) K	(.15)
Net asset value, end of period	$ 9.76	$ 9.41	$ 8.88	$ 9.85	$ 9.45	$ 8.38	$ 6.66
Total Return B,C,D	4.01%	9.41%	(6.09)%	4.40%	13.81%	27.41%	(29.05)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.51% A	1.52%	1.54%	1.54% A	1.52%	1.50%	1.50%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40% A	1.40%	1.40%	1.40%
Expenses net of all reductions	1.39% A	1.39%	1.39%	1.39% A	1.40%	1.40%	1.40%
Net investment income (loss)	.77% A	1.00%	.88%	(.26)% A	.41%	.74%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,531	$ 53,701	$ 51,079	$ 57,465	$ 42,595	$ 21,063	$ 6,365
Portfolio turnover rate G	162% A	156%	136%	200% A	102%	53%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying funds and Fidelity Central Funds. HFor the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended December 31. KTotal distributions of $.10 per share is comprised of distributions from net investment income of $.05 and distributions from net realized gain of $.053 per share. LTotal distributions of $.08 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.047 per share.

Semiannual Report

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights - Global Strategies

	Six months ended November 30, 2013	Years ended May 31,
	(Unaudited)	2013	2012	2011 G	2010 I	2009 I	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.58	$ 9.04	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59
Income from Investment Operations
Net investment income (loss) D	.09	.19	.17	.03	.12	.13	.17
Net realized and unrealized gain (loss)	.35	.73	(.68)	.44	1.14	1.79	(2.88)
Total from investment operations	.44	.92	(.51)	.47	1.26	1.92	(2.71)
Distributions from net investment income	(.04)	(.19)	(.16)	(.01)	(.10)	(.10)	(.13)
Distributions from net realized gain	(.03)	(.20)	(.30)	(.01)	(.05)	(.05)	(.06)
Total distributions	(.07)	(.38) L	(.47) K	(.02)	(.15)	(.15) J	(.19)
Net asset value, end of period	$ 9.95	$ 9.58	$ 9.04	$ 10.02	$ 9.57	$ 8.46	$ 6.69
Total Return B,C	4.60%	10.47%	(5.18)%	4.86%	14.95%	28.72%	(28.35)%
Ratios to Average Net Assets E,H
Expenses before reductions	.51% A	.52%	.54%	.54% A	.52%	.50%	.50%
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A	.40%	.40%	.40%
Expenses net of all reductions	.39% A	.39%	.39%	.39% A	.40%	.40%	.40%
Net investment income (loss)	1.77% A	2.00%	1.88%	.74% A	1.41%	1.73%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 191,099	$ 218,290	$ 213,526	$ 255,351	$ 208,394	$ 138,320	$ 70,674
Portfolio turnover rate F	162% A	156%	136%	200% A	102%	53%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying funds and Fidelity Central Funds. GFor the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the period ended December 31. JTotal distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share. KTotal distributions of $.47 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.303 per share. LTotal distributions of $.38 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.196 per share.

Semiannual Report

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights - Institutional Class

	Six months ended November 30, 2013	Years ended May 31,
	(Unaudited)	2013	2012	2011 G	2010 I	2009 I	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 9.58	$ 9.05	$ 10.02	$ 9.57	$ 8.46	$ 6.69	$ 9.59
Income from Investment Operations
Net investment income (loss) D	.09	.19	.17	.03	.12	.13	.17
Net realized and unrealized gain (loss)	.35	.72	(.67)	.44	1.14	1.79	(2.88)
Total from investment operations	.44	.91	(.50)	.47	1.26	1.92	(2.71)
Distributions from net investment income	(.04)	(.19)	(.16)	(.01)	(.10)	(.10)	(.13)
Distributions from net realized gain	(.03)	(.20)	(.30)	(.01)	(.05)	(.05)	(.06)
Total distributions	(.07)	(.38) L	(.47) K	(.02)	(.15)	(.15) J	(.19)
Net asset value, end of period	$ 9.95	$ 9.58	$ 9.05	$ 10.02	$ 9.57	$ 8.46	$ 6.69
Total Return B,C	4.60%	10.35%	(5.08)%	4.86%	14.95%	28.72%	(28.35)%
Ratios to Average Net Assets E,H
Expenses before reductions	.51% A	.52%	.54%	.54% A	.52%	.50%	.50%
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A	.40%	.40%	.40%
Expenses net of all reductions	.39% A	.39%	.39%	.39% A	.40%	.40%	.40%
Net investment income (loss)	1.77% A	2.00%	1.88%	.74% A	1.41%	1.73%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,231	$ 46,363	$ 24,541	$ 24,973	$ 17,138	$ 7,454	$ 3,648
Portfolio turnover rate F	162% A	156%	136%	200% A	102%	53%	71%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying funds and Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying funds and Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying funds and Fidelity Central Funds. GFor the five month period ended May 31. The Fund changed its fiscal year from December 31 to May 31, effective May 31, 2011. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the period ended December 31. JTotal distributions of $.15 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.053 per share. KTotal distributions of $.47 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.303 per share. LTotal distributions of $.38 per share is comprised of distributions from net investment income of $.188 and distributions from net realized gain of $.196 per share.

Semiannual Report

See accompanying notes which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements

For the period ended November 30, 2013 (Unaudited)

1. Organization.

Fidelity® Global Strategies Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in a combination of affiliated mutual funds, unaffiliated exchange-traded funds (ETFs) and unaffiliated exchange-traded notes (ETNs) ("the Underlying Funds"). The Fund offers Class A, Class T, Class C, Global Strategies and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Fidelity Dynamic Strategies Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of November 30, 2013, the Fund held an investment of $225,731 in the Subsidiary, representing 0.1% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

3. Investments in Fidelity Central Funds - continued

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

4. Significant Accounting Policies.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

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4. Significant Accounting Policies - continued

Investment Valuation - continued

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from the affiliated Underlying Funds and distributions from the ETFs, if any, are recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the expenses of the Underlying Funds through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, controlled foreign corporation, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 30,515,775
Gross unrealized depreciation	(5,250,303)
Net unrealized appreciation (depreciation) on securities and other investments	$ 25,265,472

Tax cost	$ 435,594,243

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4. Significant Accounting Policies - continued

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $321,961,586 and $371,168,392, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .50% of the Fund's average net assets. The investment adviser, either itself or through an affiliated company, pays all other expenses of the Fund, excluding the distribution and service fees, and with certain exceptions such as interest expense and independent Trustees compensation. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

The investment adviser and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays the investment adviser a monthly management fee at the annual rate of .30% of its average net assets. The Subsidiary also pays certain other expenses including custody and directors' fees.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

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Notes to Consolidated Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 80,793	$ 0
Class T	.25%	.25%	83,924	2,875
Class B	.75%	.25%	18,433	13,847
Class C	.75%	.25%	260,600	51,216
			$ 443,750	$ 67,938

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,838
Class T	2,779
Class B*	2,675
Class C*	8,818
$ 23,110

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $326 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .10% of the Fund's average net assets, thereby limiting the Fund's management fee to an annual rate of .40% of the Fund's average net assets, until July 31, 2014. During the period, this waiver reduced the Fund's management fee by $200,571.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

The investment adviser has also contractually agreed to waive the Fund's management fee in an amount equal to the management fee of the Subsidiary. During the period, this waiver reduced the Fund's management fee by $9,835.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $97.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $25,642 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $189.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended November 30, 2013	Year ended May 31, 2013
From net investment income
Class A	$ 177,332	$ 1,097,121
Class T	54,191	488,063
Class B	-	43,002
Class C	-	534,088
Global Strategies	761,946	4,539,644
Institutional Class	171,876	703,999
Total	$ 1,165,345	$ 7,405,917
From net realized gain
Class A	$ 219,891	$ 1,231,679
Class T	111,995	643,112
Class B	10,541	92,838
Class C	147,396	1,098,772
Global Strategies	674,866	4,687,156
Institutional Class	152,234	559,399
Total	$ 1,316,923	$ 8,312,956

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11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended November 30, 2013	Year ended May 31, 2013	Six months ended November 30, 2013	Year ended May 31, 2013
Class A
Shares sold	863,150	2,686,270	$ 8,240,187	$ 25,166,280
Reinvestment of distributions	36,814	232,198	342,371	2,115,960
Shares redeemed	(1,320,223)	(2,006,819)	(12,644,796)	(18,829,269)
Net increase (decrease)	(420,259)	911,649	$ (4,062,238)	$ 8,452,971
Class T
Shares sold	301,901	777,381	$ 2,878,405	$ 7,242,740
Reinvestment of distributions	16,317	111,507	151,418	1,012,701
Shares redeemed	(551,715)	(552,794)	(5,278,426)	(5,137,946)
Net increase (decrease)	(233,497)	336,094	$ (2,248,603)	$ 3,117,495
Class B
Shares sold	3,149	16,128	$ 29,767	$ 150,614
Reinvestment of distributions	1,092	14,403	10,138	130,736
Shares redeemed	(63,223)	(134,125)	(602,913)	(1,248,020)
Net increase (decrease)	(58,982)	(103,594)	$ (563,008)	$ (966,670)
Class C
Shares sold	462,549	1,567,638	$ 4,369,154	$ 14,517,664
Reinvestment of distributions	15,391	173,745	141,439	1,562,734
Shares redeemed	(904,933)	(1,783,345)	(8,562,872)	(16,437,669)
Net increase (decrease)	(426,993)	(41,962)	$ (4,052,279)	$ (357,271)
Global Strategies
Shares sold	1,240,697	5,800,445	$ 11,999,990	$ 54,291,699
Reinvestment of distributions	143,071	936,638	1,334,856	8,559,549
Shares redeemed	(4,951,217)	(7,564,701)	(47,498,601)	(71,366,932)
Net increase (decrease)	(3,567,449)	(827,618)	$ (34,163,755)	$ (8,515,684)
Institutional Class
Shares sold	623,283	2,911,879	$ 5,981,713	$ 27,261,040
Reinvestment of distributions	19,486	90,274	181,807	825,371
Shares redeemed	(1,134,728)	(877,425)	(10,958,663)	(8,274,047)
Net increase (decrease)	(491,959)	2,124,728	$ (4,795,143)	$ 19,812,364

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Strategies Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMRC and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Semiannual Report

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against one or more securities market indices, including a customized blended index representative of the fund's asset classes (each a "benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes, and also considered that the fund bears indirectly the expenses of the underlying funds in which it invests. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMRC for non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Fidelity Global Strategies Fund

The Board noted that the fund's hypothetical net management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2012. The Board considered that, unlike other funds in its Total Mapped Group that invest primarily in affiliated funds, the fund invests in unaffiliated exchange-traded funds and individual securities, and is actively managed.

Furthermore, the Board considered that FMRC contractually agreed to waive 0.10% of the fund's management fee through July 31, 2014.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of the fund, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMRC under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that, unlike other funds in its Total Mapped Group that invest primarily in affiliated funds, the fund has the capability to also invest in unaffiliated exchange-traded funds and individual securities. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

FMR Co., Inc.

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research

(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfiled, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ADYSI-USAN-0114
1.852684.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 24, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 24, 2014